Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Financial Information - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
ASSETS
Cash and cash equivalents	$ 10,336	$ 17,673
Prepayments, deposits and other current assets	8,272,000	8,828,142
Investment in subsidiaries	13,340,885	13,340,885
Total assets	21,623,211	22,186,700
Accrued expenses and other current liabilities	55,000
Total liabilities	55,000
SHAREHOLDERS’ EQUITY
Ordinary Shares $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 14,006,250 shares issued and outstanding as of September 30, 2023 and 2022	1,401	1,401
Additional paid-in capital	23,256,219	23,256,219
Retained earnings	(1,689,399)	(1,070,920)
Accumulated other comprehensive loss
Total equity of the Company’s shareholders	21,568,221	22,186,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	21,623,221	22,186,700
General and administrative expenses	(624,877)	(1,070,920)
Bank charges and others	(2,125)
Total operating expenses	(627,002)	(1,070,920)
Other non business income	8,523
Net loss	(618,479)	(1,070,920)
Foreign currency translation adjustment, net of nil tax	(618,479)	(1,070,920)
Total comprehensive loss	(618,479)	(1,070,920)
Cash Flows from Operating Activities:
Net loss	(618,479)	(1,070,920)
Changes in operating assets and liabilities:
Prepaid expenses and other	556,142
Accrued expenses and current liabilities	55,000	(556,141)
Net cash used in operating activities	(7,337)	(1,627,061)
Cash Flows from Investing Activities:
Long-term investment		(4,078,601)
Net cash used in investing activities		(4,078,601)
Cash Flows from Financing Activities:
Proceeds received from stock issuance		12,409,022
Payments to related parties		(6,685,687)
Net cash provided by financing activities		5,723,335
Effect of changes in currency exchange rates
Net (decrease) increase in cash and cash equivalents	(7,337)	17,673
Cash, cash equivalents and restricted cash at the beginning of year	17,673
Cash and cash equivalents and restricted cash at the end of year	$ 10,336	$ 17,673